Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 12:-	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	December 31, 2017
	Fair Value	Level 1	Level 2	Level 3

Description
Derivative liabilities	$30	-	$30	-

	$30	-	$30	-

	December 31, 2016
	Fair Value	Level 1	Level 2	Level 3

Description
Derivative liabilities	$32	-	$32	-

	$32	-	$32	-